RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 32: RELATED PARTY TRANSACTIONS

The nature of the significant transactions entered into by the Group with related parties during the year ended December 31, 2013 and 2012 and the significant balances outstanding at December 31, 2013 and 2012 are presented below.

a. Transactions with members of the Board of Directors and management

The Group has entered into transactions with the members of the Board of Directors, the General Managers and the members of the Executive Committees of the Bank, the key management of other Group companies, as well as with the close members of family and entities controlled or jointly controlled by those persons.

All loans granted to related parties (i) were made in the ordinary course of business, (ii) were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons, and (iii) did not involve more than the normal risk of collectability or present other unfavorable features, except for the following transactions:

The Bank grants loans to its employees on preferential terms compared to customers that are not employees. This policy, which is common practice for banks in Greece, applies only to employees and not to close members of family and entities controlled by them. The preferential terms mainly refer to a lower fixed interest rate of currently 2.1% for mortgage loans, while collateral is required as in the ordinary course of business. As such, as of December 31, 2013, certain General Managers and members of the Executive Committees of the Bank have taken loans of total amount EUR 6 million (December 31, 2012: EUR 6 million) with reduced interest rates. The aggregate amount of loans, deposits and letters of guarantee to related parties, at Group level, totaled EUR 88 million, EUR 12 million and EUR 16 million respectively as at December 31, 2013 (December 31, 2012: EUR 86 million, EUR 8 million and EUR 16 million respectively).

b. Transactions with subsidiaries, associates and joint ventures

The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see Note 12). As at December 31, 2013, the aggregate amount of receivables from affiliates totaled EUR 8 million, the amount of payables to affiliates totaled EUR 460 million and the amount of letters of guarantee to affiliates totaled EUR 8 million (December 31, 2012: EUR 8 million, EUR 561 million and EUR 17 million respectively). For the year ended December 31, 2013, the aggregate amount of income from affiliates totaled EUR 34 million and the amount of expense to affiliates totaled EUR 15 million (December 31, 2012: EUR 21 million and EUR 43 million respectively).

c. Transactions with other related parties

The total receivables of the Group from the employee benefits related funds as at December 31, 2013, amounted to EUR 582 million (December 31, 2012: EUR 501 million). The total payables of the Group to the employee benefits related funds as at December 31, 2013, amounted to EUR 134 million (December 31, 2012: EUR 111 million).

d. Transactions with HFSF

In the context of Law 3864/2008 regarding the recapitalization of the Greek banks and subject to a pre-subscription agreement, the HFSF, which is considered by the Bank to be a related party as defined in ASC 850 “Related Party Disclosures”, had contributed an amount of EUR 9,756 million EFSF bonds as an advance for the participation in the Bank's planned share capital increase.

The share capital increase was completed in June 2013 and an amount of EUR 1,079 million was covered by private investors. The HFSF contribution in the share capital increase eventually amounted to EUR 8,677 million and the excess amount out of the advance was returned to the HFSF. Furthermore, the Bank paid EUR 90 million to HFSF as underwriting fees.

Subsequent to the recapitalization of the Greek banks, as at December 31, 2013, the HFSF controls Eurobank. As a result, in accordance with the provisions of ASC 850 “Related Party Disclosures”, HFSF and its controlling entities are considered to be related parties to the Group. Hence, Eurobank is considered to be a related party. As at December 31, 2013, the outstanding transactions with Eurobank comprised receivables of EUR 97 million, payables of EUR 7 million and revenues of EUR 7 million.

Following the acquisition by the Bank of “selected” assets and liabilities of FBB and the decision of the Bank of Greece 13/7.11.2013 which finalized the valuation of the transferred assets and liabilities of FBB and determined the difference (funding gap) to EUR 457 million, the HFSF covered the aforesaid difference by contributing to the Bank EFSF bonds of nominal value equal to the funding gap. The fair value of the EFSF bonds amounted to EUR 462 million (see Note 4).

Following the acquisition by the Bank of “selected” assets and liabilities of Probank and the decision of the Bank of Greece with its decision 15/30.12.2013 which finalized the valuation of the transferred assets and liabilities of Probank and determined the difference (funding gap) to EUR 563 million, the HFSF covered the aforesaid difference by contributing to the Bank cash equal to the funding gap (see Note 4).